Schedule of cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 110	$ 141	$ 225	$ 241
Banks [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	26	70
Investment funds [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 84	$ 71